SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 29, 2016
Summary Of Significant Accounting Policies Tables
Anti-dilutive securities

In computing diluted loss per share for the years ended February 29, 2016 and February 28, 2015, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 29, 2016	February 28, 2015
Stock options	426,976	187,334
Warrants	913,514	580,515
Preferred stock	497,527	210,708
Total	1,838,017	978,557